Properties (Tables)	12 Months Ended
Dec. 31, 2011
Gain on sales of significant properties and Properties [Abstract]
Properties

	2011	2011			2010
(in millions of Canadian dollars)	Average annual depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Track and roadway	2.7%	$12,778	$3,552	$9,226	$11,980	$3,305	$8,675
Buildings	3.0%	453	255	198	440	266	174
Rolling stock	2.7%	3,390	1,362	2,028	3,245	1,319	1,926
Information systems(1)	9.5%	665	338	327	600	303	297
Other	4.8%	1,436	463	973	1,355	430	925

Total		$18,722	$5,970	$12,752	$17,620	$5,623	$11,997

(1) Net additions during 2011 were $91 million (2010 – $54 million; 2009 – $39 million) and depreciation expense was $56 million (2010 – $54 million; 2009 – $40 million).

Capital leases included in properties

	2011			2010
(in millions of Canadian dollars)	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Buildings	$1	$–	$1	$1	$–	$1
Rolling stock	515	165	350	517	152	365
Other	2	2	–	2	1	1

Total assets held under capital lease	$518	$167	$351	$520	$153	$367